Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Oct. 16, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 11,823,000	$ 10,440,000	$ 5,528,000	$ 11,561,000	$ 7,832,000	$ 16,337,000
Accounts receivable - trade, net of allowance for doubtful accounts	1,433,117,000	900,904,000		562,757,000
Accounts receivable - affiliates	41,706,000	7,445,000		22,883,000
Inventories	941,589,000	310,160,000		126,895,000
Prepaid expenses and other current assets	156,818,000	80,350,000		37,891,000
Total current assets	2,585,053,000	1,309,299,000		761,987,000
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	1,433,313,000	829,346,000		526,437,000
GOODWILL	1,170,490,000	1,107,006,000		555,220,000	167,245,000	8,568,000
INTANGIBLE ASSETS, net of accumulated amortization	838,088,000	714,956,000		441,432,000
INVESTMENTS IN UNCONSOLIDATED ENTITIES	482,644,000	189,821,000
OTHER NONCURRENT ASSETS	42,091,000	16,795,000		6,542,000
Total assets	6,551,679,000	4,167,223,000		2,291,618,000
CURRENT LIABILITIES:
Accounts payable - trade	1,345,024,000	740,211,000		536,055,000
Accounts payable - affiliates	85,307,000	76,846,000		6,900,000
Accrued expenses and other payables	218,482,000	141,690,000		85,606,000
Advance payments received from customers	106,105,000	29,965,000		22,372,000
Current maturities of long-term debt	5,062,000	7,080,000		8,626,000
Total current liabilities	1,759,980,000	995,792,000		659,559,000
LONG-TERM DEBT, net of current maturities	2,437,351,000	1,629,834,000		740,436,000
OTHER NONCURRENT LIABILITIES	39,518,000	9,744,000		2,205,000
EQUITY
Partners' equity (deficit)	1,746,133,000	1,526,815,000		883,654,000
Accumulated other comprehensive income (loss)	(73,000)	(236,000)		24,000
Noncontrolling interests	568,770,000	5,274,000		5,740,000
Total equity	2,314,830,000	1,531,853,000		889,418,000	405,329,000	47,353,000
Total liabilities and equity	6,551,679,000	4,167,223,000		2,291,618,000
Unsecured Notes
EQUITY
Debt issued							450,000,000
Fixed interest rate (as a percent)							6.875%
NGL Energy Partners LP (Parent) | Unsecured Notes
EQUITY
Debt issued		450,000,000
Fixed interest rate (as a percent)		6.875%
Reportable Entity | NGL Energy Partners LP (Parent)
CURRENT ASSETS:
Cash and cash equivalents	2,841,000	1,181,000	1,346,000		41,000	41,000
Total current assets	2,841,000	1,181,000
INTANGIBLE ASSETS, net of accumulated amortization	1,307,000	1,169,000		717,000
NET INTERCOMPANY RECEIVABLES (PAYABLES)	248,893,000	327,281,000		237,736,000
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	1,743,573,000	1,447,502,000		895,779,000
Total assets	1,996,614,000	1,777,133,000		1,134,232,000
CURRENT LIABILITIES:
Accrued expenses and other payables	554,000	554,000		554,000
Total current liabilities	554,000	554,000		554,000
LONG-TERM DEBT, net of current maturities	250,000,000	250,000,000		250,000,000
EQUITY
Partners' equity (deficit)	1,746,060,000	1,526,579,000		883,678,000
Total equity	1,746,060,000	1,526,579,000		883,678,000
Total liabilities and equity	1,996,614,000	1,777,133,000		1,134,232,000
Reportable Entity | NGL Energy Finance Corp
CURRENT ASSETS:
INTANGIBLE ASSETS, net of accumulated amortization	17,619,000	11,552,000
NET INTERCOMPANY RECEIVABLES (PAYABLES)	849,526,000	437,714,000
Total assets	867,145,000	449,266,000
CURRENT LIABILITIES:
Accrued expenses and other payables	19,021,000	14,266,000
Total current liabilities	19,021,000	14,266,000
LONG-TERM DEBT, net of current maturities	850,000,000	450,000,000
EQUITY
Partners' equity (deficit)	(1,876,000)	(15,000,000)
Total equity	(1,876,000)	(15,000,000)
Total liabilities and equity	867,145,000	449,266,000
Reportable Entity | Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	7,823,000	8,728,000	3,904,000	11,206,000	7,594,000	16,174,000
Accounts receivable - trade, net of allowance for doubtful accounts	1,419,442,000	887,789,000		561,560,000
Accounts receivable - affiliates	41,035,000	7,445,000		22,883,000
Inventories	937,814,000	306,434,000		126,024,000
Prepaid expenses and other current assets	155,332,000	80,294,000		37,784,000
Total current assets	2,561,446,000	1,290,690,000		759,457,000
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	863,694,000	764,014,000		497,743,000
GOODWILL	1,139,374,000	1,105,008,000		553,222,000
INTANGIBLE ASSETS, net of accumulated amortization	778,960,000	700,603,000		439,365,000
INVESTMENTS IN UNCONSOLIDATED ENTITIES	214,234,000	189,821,000
NET INTERCOMPANY RECEIVABLES (PAYABLES)	(1,026,605,000)	(720,737,000)		(233,294,000)
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	10,470,000	17,673,000		20,371,000
OTHER NONCURRENT ASSETS	40,035,000	16,674,000		6,542,000
Total assets	4,581,608,000	3,363,746,000		2,043,406,000
CURRENT LIABILITIES:
Accounts payable - trade	1,333,780,000	726,252,000		534,164,000
Accounts payable - affiliates	85,237,000	73,703,000		6,900,000
Accrued expenses and other payables	186,226,000	124,923,000		83,001,000
Advance payments received from customers	105,597,000	29,891,000		22,364,000
Current maturities of long-term debt	5,004,000	7,058,000		8,610,000
Total current liabilities	1,715,844,000	961,827,000		655,039,000
LONG-TERM DEBT, net of current maturities	1,085,155,000	929,754,000		490,433,000
OTHER NONCURRENT LIABILITIES	35,160,000	9,663,000		2,155,000
EQUITY
Partners' equity (deficit)	1,745,450,000	1,462,691,000		895,779,000
Accumulated other comprehensive income (loss)	(1,000)	(189,000)
Total equity	1,745,449,000	1,462,502,000		895,779,000
Total liabilities and equity	4,581,608,000	3,363,746,000		2,043,406,000
Reportable Entity | Non-Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	1,159,000	531,000	278,000	355,000	197,000	122,000
Accounts receivable - trade, net of allowance for doubtful accounts	13,675,000	13,115,000		1,197,000
Accounts receivable - affiliates	671,000
Inventories	3,775,000	3,726,000		871,000
Prepaid expenses and other current assets	1,486,000	56,000		107,000
Total current assets	20,766,000	17,428,000		2,530,000
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	569,619,000	65,332,000		28,694,000
GOODWILL	31,116,000	1,998,000		1,998,000
INTANGIBLE ASSETS, net of accumulated amortization	40,202,000	1,632,000		1,350,000
INVESTMENTS IN UNCONSOLIDATED ENTITIES	268,410,000
NET INTERCOMPANY RECEIVABLES (PAYABLES)	(71,814,000)	(44,258,000)		(4,442,000)
OTHER NONCURRENT ASSETS	2,056,000	121,000
Total assets	860,355,000	42,253,000		30,130,000
CURRENT LIABILITIES:
Accounts payable - trade	11,244,000	13,959,000		1,891,000
Accounts payable - affiliates	70,000	3,143,000
Accrued expenses and other payables	12,681,000	1,947,000		2,051,000
Advance payments received from customers	508,000	74,000		8,000
Current maturities of long-term debt	58,000	22,000		16,000
Total current liabilities	24,561,000	19,145,000		3,966,000
LONG-TERM DEBT, net of current maturities	252,196,000	80,000		3,000
OTHER NONCURRENT LIABILITIES	4,358,000	81,000		50,000
EQUITY
Partners' equity (deficit)	579,312,000	22,994,000		26,087,000
Accumulated other comprehensive income (loss)	(72,000)	(47,000)		24,000
Total equity	579,240,000	22,947,000		26,111,000
Total liabilities and equity	860,355,000	42,253,000		30,130,000
Consolidating Adjustments
CURRENT ASSETS:
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES	(1,754,043,000)	(1,465,175,000)		(916,150,000)
Total assets	(1,754,043,000)	(1,465,175,000)		(916,150,000)
EQUITY
Partners' equity (deficit)	(2,322,813,000)	(1,470,449,000)		(921,890,000)
Noncontrolling interests	568,770,000	5,274,000		5,740,000
Total equity	(1,754,043,000)	(1,465,175,000)		(916,150,000)
Total liabilities and equity	$ (1,754,043,000)	$ (1,465,175,000)		$ (916,150,000)